UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21891

Cheswold Lane Funds
(Exact name of registrant as specified in charter)

100 Front Street, Suite 960
West Conshohocken, PA 19428
(Address of principal executive offices) (Zip code)

Colleen Quinn Scharpf
Cheswold Lane Asset Management, LLC
100 Front Street, Suite 960
West Conshohocken, PA 19428
(Name and address of agent for service)

Registrant's telephone number, including area code: (610) 940-5330

Date of fiscal year end: December 31
Date of reporting period: September 30, 2008

Item 1. Schedule of Investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments
September 30, 2008
(Unaudited)

Number of Shares			Value

	COMMON STOCKS	95.7%

	CONSUMER DISCRETIONARY	5.0%
15,700	Toyota Motor Corp.		$660,290
13,250	Vivendi		417,893
44,000	The Yokohama Rubber Co., Ltd.		237,016
			1,315,199
	CONSUMER STAPLES	12.6%
15,500	Heineken NV		629,273
33,300	Henkel AG & Co. KGaA		1,036,417
11,000	Nestle S.A.		482,081
40,500	Unilever NV		1,152,034
			3,299,805
	ENERGY	12.7%
75,000	BP PLC		629,907
25,200	Caltex Australia, Ltd.		250,086
8,000	ENI SpA		213,125
25,000	Neste Oil OYJ		521,712
23,300	Saipem SpA		697,816
4,500	StatoilHydro ASA		107,830
11,100	Technip S.A.		625,921
4,500	Total S.A.		274,442
			3,320,839
	FINANCIALS	22.8%
33,000	Aegon NV		293,045
41,300	Allied Irish Bank PLC		343,088
21,000	AXA S.A.		688,639
36,400	Banco Bilbao Vizcaya Argentaria S.A.		597,471
54,800	Bank of Ireland		310,036
143,000	Barclays PLC		845,105
3,800	BNP Paribas		359,654
17,800	Credit Suisse Group AG		807,608
29,000	Daiwa Securities Group, Inc.		205,502
5,200	Deutsche Bank AG		368,933
8,200	Irish Life & Permanent PLC		56,962
55	Mizuho Financial Group, Inc.		233,424
15,900	Nomura Holdings, Inc.		202,443
178,000	UniCredit SpA		662,224
			5,974,134

See notes to Schedule of Investments

Cheswold Lane International High Dividend Fund
Schedule of Investments (continued)
September 30, 2008
(Unaudited)

Number of Shares			Value

	HEALTH CARE	4.3%
17,600	Fresenius Medical Care AG & Co., KGaA		$924,389
3,800	Takeda Pharmaceutical Co., Ltd.		191,560
			1,115,949
	INDUSTRIALS	4.4%
13,300	Alfa Laval AB		136,695
1,600	NKT Holdings A/S		75,236
31,500	Orkla ASA		287,469
1,500	Schneider Electric S.A.		129,433
5,500	Siemens AG		517,953
			1,146,786
	INFORMATION TECHNOLOGY	7.3%
17,800	Canon, Inc.		652,897
17,700	HOYA CORP.		350,108
36,500	Nokia OYJ		674,393
5,500	Tokyo Electron, Ltd.		246,099
			1,923,497
	MATERIALS	6.1%
13,000	BHP Billiton Ltd.		323,837
9,100	CRH PLC		195,248
9,200	Shin-Etsu Chemical Co., Ltd.		431,974
65,000	Sumitomo Chemical Co., Ltd.		283,979
12,100	Voestalpine AG		376,943
			1,611,981
	TELECOMMUNICATIONS	12.3%
41,000	France Telecom S.A.		1,162,737
33,700	Telefonica S.A.		810,422
20,000	Telenor ASA		247,731
450,000	Vodafone Group PLC		999,404
			3,220,294
	UTILITIES	8.2%
18,000	E.ON AG		917,297
12,750	RWE AG		1,232,667
			2,149,964

	TOTAL COMMON STOCKS (Cost $31,639,626)		25,078,448

See notes to Schedule of Investments

Cheswold Lane International High Dividend Fund
Schedule of Investments (continued)
September 30, 2008
(Unaudited)

Principal Amount

		SHORT-TERM INVESTMENTS	0.0%

		VARIABLE RATE DEMAND DEPOSIT
	$13,449	UMB Bank Money Market Fiduciary, 1.02% †		$13,449

		TOTAL SHORT-TERM INVESTMENTS (Cost $13,449)		13,449

		TOTAL INVESTMENTS (Cost $31,653,075)	95.7%	25,091,897

		Other Assets Less Liabilities	4.3%	1,119,071

		NET ASSETS	100.0%	$26,210,968

*	Non-income producing security
†	Indicates yield as of September 30, 2008

See notes to Schedule of Investments

Cheswold Lane International High Dividend Fund
Schedule of Investments (Continued)
September 30, 2008
(Unaudited)

Investments by Country
(As a Percentage of Long-term Investments)

Australia	2.3%
Austria	1.5
Denmark	0.3
Finland	4.8
France	14.6
Germany	19.9
Ireland	3.6
Italy	6.3
Japan	14.7
Netherlands	8.3
Norway	2.6
Spain	5.6
Sweden	0.5
Switzerland	5.1
United Kingdom	9.9
Total	100.0%

Cheswold Lane International High Dividend Fund
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2008
(Unaudited)

Note 1.  Federal Income Tax Information

At September 30, 2008, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes, were as follows:

Aggregate cost of investments	$31,880,287

Gross unrealized appreciation	691,767
Gross unrealized depreciation	(7,508,649)

Net unrealized depreciation on investments and foreign currency translations	$(6,816,882)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 2. Financial Accounting Standards No. 157 - In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 as of January 1, 2008. Under FAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

▪	Level 1 - quoted prices in active markets for identical securities
▪	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services.)
▪	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$13,449	-
Level 2 - Other Significant Observable Inputs[1]	$25,078,448	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$25,091,897	-

* Other financial instruments include futures, forwards and swap contracts, which are valued at unrealized appreciation/depreciation on the investment.
1  On September 30, 2008, the Fund's portfolio securities were priced using a quantitative methodology in accordance with the Fund's pricing procedures based upon the occurrence of a trigger event on such day.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cheswold Lane Funds

By: /s/ Eric F. Scharpf

Eric F. Scharpf, President and Chief Executive Officer
    (Principal Executive Officer)
    Date: November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Eric F. Scharpf

       Eric F. Scharpf, President and Chief Executive Officer
      (Principal Executive Officer)
      Date: November 25, 2008

By: /s/ Matthew H. Taylor

      Matthew H. Taylor, Executive Vice President, Chief Financial Officer and Treasurer
      (Principal Financial Officer)
      Date: November 25, 2008